20 Broad Street
New York NY 10005

13003861

NYSE REGULATION

Received SEC

DEC 11 2013

Washington, DC 20549

CERT

File No. 001-15060

December 11, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington DC, 20549

Re:	Issuer:	UBS AG
	Issuer CIK:	0001114446
	SEC File Number:	001-15060
	Form 8-A Date:	12/10/2013

To Whom it May Concern:

Please be advised that NYSE Regulation, Inc. has received an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN due December 10, 2043

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-5495. Your assistance is greatly appreciated.

Sincerely,

Olivia Monaco

Olivia Monaco
Listing Compliance